Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property and Equipment, Net
Schedule of property and equipment

	2020	2019
Capital lease asset building	$1,305	$—
Leasehold improvements	702	688
Furniture, fixtures, and equipment	760	715
Corporate vehicles	143	104
Total property and equipment	2,910	1,507
Less: accumulated depreciation	(1,042)	(876)
Property and Equipment, net	$1,868	$631